                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond                      Dallas, Texas       July 30, 2010
---------------------------------------   ---------------   --------------------
(Signature)                                 City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:   $475,340
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

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
             COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Copano Energy LLC                    COM UNITS     217202100 77,159,000 2,808,000 SH       SOLE                2,808,000
CREDO Pete Corp                    COM PAR $0.10   225439207 13,539,000 1,837,000 SH       SOLE                1,837,000
Crosstex Energy                         COM        22765Y104  1,119,000   175,000 SH       SOLE                  175,000
Crosstex Energy LP                      COM        22765U102 10,060,000   954,000 SH       SOLE                  954,000
Eagle Rock Energy Partners LP           UNIT       26985R104 18,748,000 3,633,000 SH       SOLE                3,633,000
El Paso Pipeline Partners LP        COM UNIT LPI   283702108  3,661,000   128,000 SH       SOLE                  128,000
Energy Transfer Partners LP        UNIT LTD PARTN  29273R109  1,786,000    39,000 SH       SOLE                   39,000
Enterprise Products Partners, LP        COM        293792107  2,593,000    73,000 SH       SOLE                   73,000
EOG Resources Inc                       COM        26875P101  4,919,000    50,000 SH       SOLE                   50,000
Genesis Energy LP                  UNIT LTD PARTN  371927104 20,734,000 1,083,000 SH       SOLE                1,083,000
Gulfport Energy Corp Com Stock        COM NEW      402635304    350,000    30,000 SH       SOLE                   30,000
Ipath S&P 500 VIX Short Term
   Futures                        IPATH S&P ST ETN 06740C527  6,655,000   213,000 SH       SOLE                  213,000
Kinder Morgan Energy Partners, LP  UT LTD PARTNER  494550106  1,613,000    25,000 SH       SOLE                   25,000
Legacy Reserves LP                  UNIT LP INT    524707304 18,868,000   838,000 SH       SOLE                  838,000
Linn Energy LLC                    UNIT LTD LIAB   536020100 48,084,000 1,811,000 SH       SOLE                1,811,000
MV Oil Trust                          TR UNITS     553859109  3,401,000   132,000 SH       SOLE                  132,000
Noble Energy Inc                        COM        655044105  3,017,000    50,000 SH       SOLE                   50,000
NuStar Energy, LP                     UNIT COM     67058H102  8,333,000   145,000 SH       SOLE                  145,000
Nustar GP Holdings LLC                UNIT COM     67059L102    920,000    30,000 SH       SOLE                   30,000
ONEOK Partners LP                  UNIT LTD PARTN  68268N103  1,620,000    25,000 SH       SOLE                   25,000
PAA Natural Gas Storage LP          COM UNIT LTD   693139107  7,268,000   305,000 SH       SOLE                  305,000
Plains All American Pipeline LP    UNIT LTD PARTN  726503105 79,594,000 1,356,000 SH       SOLE                1,356,000
Proshares TR Ultrashort S&P 500   PSHS ULSHT SP500 74347R883 10,089,000   268,000 SH       SOLE                  268,000
Rosetta Resources Inc                   COM        777779307  5,083,000   257,000 SH       SOLE                  257,000
Regency Energy Partners, LP         COM UNITS LP   75885Y107 48,741,000 2,017,000 SH       SOLE                2,017,000
Targa Res Partners, LP                COM UNIT     87611X105 11,473,000   447,000 SH       SOLE                  447,000
Transatlantic Petroleum Ltd             SHS        G89982105 13,256,000 4,182,000 SH       SOLE                4,182,000
Western Gas Partners LP            COM UNIT LP IN  958254104 19,042,000   858,000 SH       SOLE                  858,000
Williams Partners LP                COM UNIT LP    96950F104 32,775,000   751,000 SH       SOLE                  751,000
Williams Pipeline Partners LP      COM UNIT LP IN  96950K103    840,000    26,000 SH       SOLE                   26,000
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